Condensed Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (2,998,644)	$ (1,602,303)
Adjustments to Reconcile Net Loss to Net Cash Used by Operating Activities
Depreciation and Amortization	15,016	25,695
Interest Value of Convertible Debt Issued	69,729	105,572
Stock Option Compensation	801,908	165,167
Common Stock Warrants Issued for Services	148,480	11,475
Common Stock Warrants Issued for Interest	69,729	136,110
(Increase) Decrease in Operating Assets
Accounts Receivable	(266,138)	669,155
Inventory	(122,786)	(89,121)
Other Current Assets	(100,228)	84,822
Other Assets	(41,795)	(19,242)
Increase (Decrease) in Accounts and Other Payables	452,636	367,102
Net Cash Used in Operating Activities	(1,972,093)	(145,568)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Property and Equipment	(24,513)	(21,915)
Net Cash Provided by (Used in) Investing Activities	(24,513)	(21,915)
CASH FLOWS FROM FINANCING ACTIVITIES
Changes in Restricted Cash	22,457	(7,385)
Proceeds from (Payments on) Short-Term Notes Payable/Debt	(11,238)	152,260
Proceeds from (Payments to) Due to Related Parties	(82,711)	(31,150)
Proceeds from (Payments to) Long-Term Debt	459,087
Payments for Deferred Finance Costs	(88,328)
Common Stock Issued, Net of (Cost of Capital)	2,823,332
Net Cash Provided by Financing Activities	3,122,599	113,725
EFFECT OF EXCHANGE RATE CHANGES ON CASH	9,761	46,309
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,135,754	(7,449)
Cash and Cash Equivalents- Beginning of Period	249,521	256,970
CASH AND CASH EQUIVALENTS - END OF PERIOD	1,385,275	249,521
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest Paid	2,565	5,016
Income Tax Paid
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Debenture Principal converted to Common Stock	934,750	499,750
Debenture Accrued Interest converted to Common Stock	359,831	288,787
Rent Accounts Payable to related Party converted to Common Stock	55,789
Accounts Payable converted to Common Stock	44,000
Common Stock issued for Consulting Agreements related to Cost of Capital	1,932,736
Dividends Paid with Series B Preferred Stock		95,000
Accrued Dividends converted to Common Stock	455,926
Warrants Issued for Services	$ 148,480	$ 11,475